Income Tax Benefit (Expense) - Schedule of Reconciliation of Effective Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) for the year	$ 216,743	$ (11,168)	$ (45,567)
Income tax benefit	123,805	976	1,107
Loss before tax	92,938	(12,144)	(46,674)
Income tax benefit using the Company's domestic tax rate	(13,981)	1,822	6,999
Effect of tax rates in foreign jurisdictions	(9,608)	(3,191)	695
Non deductible expenses	(420)	(2,662)	(3,392)
Tax exempt income	62	402	383
Change in estimates related to previous years	(482)
Utilization of previously unrecognised tax losses	533	12,860	6,934
Change in unrecognised temporary differences	4	(7,131)	(8,219)
Utilization/(reversal) of previously recognized tax losses	(1,789)		(958)
Current year losses for which no deferred tax asset was recognized	(1,389)	(1,656)	(1,328)
Recognition of previously unrecognized tax losses	118,253	601,200
Recognition of previously unrecognised temporary differences	33,057	(7,131)	(8,219)
Others	(435)	532	(7)
Total	$ 123,805	$ 976	$ 1,107